Note 19 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2018	2017	2016

China	$55,303	$51,962	$46,784
Taiwan	1,987	2,305	3,009
Japan	1,485	3,148	2,535
Malaysia	1,396	94	7
Korea	1,201	1,435	2,257
Singapore	959	905	1,539
Other	383	356	430

Total	$62,714	$60,205	$56,561

Revenue from External Customers by Products and Services [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Integrated Circuits
Mixed-signal	$39,603	$40,334	$40,866
Analog	23,063	19,801	15,623
Digital	48	50	65
Licensed intellectual property	-	20	7

Total	$62,714	$60,205	$56,561

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Customer A	13%	15%	8%
Customer B	11%	9%	10%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2018	2017	2016

Taiwan	$6,037	$6,145	$5,607
U.S.A.	4,029	4,015	4,176
China	3,620	3,565	3,920
Other	28	30	33

Total	$13,714	$13,755	$13,736